Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Loan commitments	$ 815,585	$ 809,140
Standby letters of credit	$ 22,961	$ 18,772